SCHEDULE OF INVENTORIES, NET (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2023 SGD ($)
Inventory Disclosure [Abstract]
Goods for retail sales	$ 893,177	$ 1,213,381	$ 993,506
Less: reserve for obsolete inventories	(76,260)	(103,599)	(103,599)	$ (103,599)
Inventories, net	$ 816,917	$ 1,109,782	$ 889,907